CLEARONE COMMUNICATIONS, INC. AND SUBSIDIARIES - CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Thousands	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash flows from operating activities:
Net Income (Loss)	$ 2,133	$ 570
Adjustments to reconcile net income to net cash provided by operations:
Depreciation and amortization expense	587	585
Stock-based compensation	83	160
Provision for doubtful accounts	53	88
Write-down of inventory to net realizable value		145
Loss on disposal of assets		111
Changes in operating assets and liabilities:
Accounts receivable	792	(1,946)
Inventories	(840)	2,148
Deferred income taxes	265	(37)
Prepaid expenses and other assets	(253)	410
Accounts payable	68	582
Accrued liabilities	(1,874)	506
Deferred product revenue	(553)	326
Other long-term liabilities	35	(44)
Net cash provided by operating activities	496	3,604
Cash flows from investing activities:
Escrow proceeds received pursuant to NetStreams acquisition		350
Purchase of property and equipment	(248)	(542)
Net cash used in investing activities	(248)	(192)
Cash flows from financing activities:
Proceeds from the issuance of common stock - options	717
Principal payments on long-term debt		(2,000)
Net cash provided by (used in) financing activities	717	(2,000)
Net increase in cash and cash equivalents	965	1,412
Cash and cash equivalents at the beginning of the period	11,431	9,494
Cash and cash equivalents at the end of the period	12,396	10,906
Supplemental disclosure of cash flow information:
Cash paid for interest		61
Cash paid for income taxes	269	3
Supplemental disclosure of non-cash activities:
Exchanged accounts receivable from a vendor with accounts payable to the same vendor	182	293
Current liabilities reclassed to deferred rent		$ 176